ORDINARY SHARES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 23, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	May 19, 2023	Apr. 25, 2023	Apr. 30, 2021	Apr. 12, 2021	Apr. 09, 2021	Mar. 30, 2021	Mar. 29, 2021	Oct. 28, 2020	Aug. 27, 2020	Apr. 13, 2020	Dec. 31, 2019	Nov. 22, 2019
Ordinary shares, Par Value Per Share		$ 0.0001	$ 0.0001
Ordinary shares, Shares Authorized		250,000,000	250,000,000
Ordinary shares, Shares Issued		110,545,005	109,545,271
Ordinary shares, shares outstanding		110,545,005	109,545,271
Proceeds from issuance of common stock		$ 209,920	$ 0	$ 248,800
Financial Consulting Service [Member]
Ordinary shares, Shares Issued						300,000
Arm's Length Investor [Member]
Ordinary shares, Shares Issued					699,734		100,000	395,000	644,995	100,000	400,000				102,642
Share Price					$ 0.3		$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12				$ 0.10
Ford Moore [Member]
Ordinary shares, Shares Issued														1,000,000
Share Price														$ 0.05
Yongbiao Ding [Member]
Ordinary shares, Shares Issued																300,000
Share Price																$ 0.10
Winfield Yongbiao Ding [Member]
Ordinary shares, Shares Issued	100,000
Share Price	$ 0.12
Proceeds from issuance of common stock	$ 12,000
Ruby Hui Member [Member]
Ordinary shares, Shares Issued												800,000	1,078,445
Share Price	$ 0.12											$ 0.05	$ 0.05
Ownership of company												5.00%	5.00%